THE COMPANY AND BASIS OF PRESENTATION (Details Narrative) - shares		1 Months Ended
	Sep. 23, 2024	Jan. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Offsetting Assets [Line Items]
Common stock, shares issued			10,044,728	825,459
Common stock, shares outstanding			10,044,728	825,459
Minimum [Member]
Offsetting Assets [Line Items]
Reverse stock split	one-for-five
Maximum [Member]
Offsetting Assets [Line Items]
Reverse stock split	one-for-fifty
Stock Split 2024 [Member]
Offsetting Assets [Line Items]
Reverse stock split		one-for-sixteen
Pre-2024 split [Member]
Offsetting Assets [Line Items]
Common stock, shares issued				13,206,229
Common stock, shares outstanding				13,206,229
Post-2024 split [Member]
Offsetting Assets [Line Items]
Common stock, shares issued				825,459
Common stock, shares outstanding				825,459